Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Company Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (millions)	Company Selected Measure: Billings (millions) (6)
2024	$13,847,800	$10,798,300	$827,312	$(1,174,372)	$2,509,411	$1,716,485	$44.88	$219.37	$(75.6)	$321.1
2023	$95,002	$(18,141,098)	$7,815,728	$462,588	$3,886,205	$(765,462)	$64.04	$146.16	$(105.6)	$323.8
2022	$8,007,285	$1,363,710	$0	$0	$4,116,694	$2,607,066	$193.89	$173.37	$(102.1)	$296.5
2021	$12,384,956	$39,030,956	$0	$0	$2,718,309	$9,126,950	$261.73	$137.13	$(84.6)	$232.7

Company Selected Measure Name	illings
Named Executive Officers, Footnote	For fiscal year 2024, Joshua G. James served as our first principal executive officer (“PEO”), John Mellor served as our second PEO and our non-PEO named executive officers (“NEOs”) were Bruce Felt, David Jolley and Daren Thayne. For fiscal year 2023, Joshua G. James served as our first PEO, John Mellor served as our second PEO and our NEOs were Bruce Felt, Catherine Wong and Daren Thayne. For fiscal years 2022 and 2021, Joshua G. James served as our PEO and our NEOs were Bruce Felt and Catherine Wong.
Peer Group Issuers, Footnote	The peer group used is the S&P 500 Information Technology Index, as used in the performance graph shown in our annual report pursuant to Item 201(e) of Regulation S-K. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on January 31, 2020 and reinvesting all dividends until the last day of each reported fiscal year. Total shareholder returns for years 2021, 2022 and 2023 have been updated to reflect our fiscal year end instead of the calendar year end previously used.
Adjustment To PEO Compensation, Footnote	The following table presents a reconciliation of total compensation paid to our PEOs for the fiscal years shown in the Summary Compensation Table, further above, to the compensation actually paid to our PEOs, calculated in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates:

	First PEO				Second PEO
	2021	2022	2023	2024	2023	2024
Summary Compensation Table Total(a)	$12,384,956	$8,007,285	$95,002	$13,847,800	$7,815,728	$827,312
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(11,388,000)	$(7,478,400)	$0	$(13,376,000)	$(7,359,007)	$0
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$38,034,000	$5,635,200	$0	$10,326,500	$2,952,747	$0
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$0	$(5,545,125)	$0	$0	$(2,162,188)	$(458,884)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0	$0	$0	$0	$466,764	$0
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$0	$744,750	$78,300	$0	$(1,251,456)	$(401,139)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0	$0	$(18,314,400)	$0	$0	$(1,141,661)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$39,030,956	$1,363,710	$(18,141,098)	$10,798,300	$462,588	$(1,174,372)
(a)    We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
	(c) In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEOs and NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Equity Incentive Plans” in the Notes to Consolidated Financial Statements contained in our annual report on Form 10-K for additional details on the valuation assumptions used in the calculations of such amounts.
Non-PEO NEO Average Total Compensation Amount	$ 2,509,411	$ 3,886,205	$ 4,116,694	$ 2,718,309
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,716,485	(765,462)	2,607,066	9,126,950
Adjustment to Non-PEO NEO Compensation Footnote	The following table presents a reconciliation of average total compensation paid to our Non-PEO NEOs for the fiscal years shown in the Summary Compensation Table, further above, to the average compensation actually paid to our Non-PEO NEOs, calculated in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates:

	2021	2022	2023	2024
Summary Compensation Table Total(a)	$2,718,309	$4,116,694	$3,886,205	$2,509,411
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(1,992,900)	$(3,116,000)	$(3,275,630)	$(2,059,308)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$6,655,950	$2,348,000	$1,226,009	$1,539,917
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$962,955	$(970,398)	$(2,296,511)	$(189,468)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0	$0	$574,825	$83,367
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$782,636	$228,770	$(880,360)	$(167,434)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0	$0	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$9,126,950	$2,607,066	$(765,462)	$1,716,485
(a)    We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(c)    In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEOs and NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock Plans” in the Notes to Consolidated Financial Statements contained in our annual report on Form 10-K for additional details on the valuation assumptions used in the calculations of such amounts.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Financial Measures for Fiscal 2024
Billings
Net Cash Flow Provided by (Used in) Operating Activities
ARR (Annual Recurring Revenue)

Total Shareholder Return Amount	$ 44.88	64.04	193.89	261.73
Peer Group Total Shareholder Return Amount	219.37	146.16	173.37	137.13
Net Income (Loss)	$ (75,600,000)	$ (105,600,000)	$ (102,100,000)	$ (84,600,000)
Company Selected Measure Amount	321,100,000	323,800,000	296,500,000	232,700,000
PEO Name			Joshua G. James	Joshua G. James
Additional 402(v) Disclosure	Total shareholder return is calculated by assuming that a $100 investment was made at the closing of trading on January 31, 2020, the last trading day prior to the earliest fiscal year shown in the table above, and reinvesting all dividends until the last day of each reported fiscal year. Total shareholder returns for years 2021, 2022 and 2023 have been updated to reflect our fiscal year end instead of the calendar year end previously used.
Measure:: 1
Pay vs Performance Disclosure
Name	Billings
Non-GAAP Measure Description	In our assessment, billings is the most important financial performance measure that we used in fiscal 2024 to link compensation actually paid to performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Cash Flow Provided by (Used in) Operating Activities
Measure:: 3
Pay vs Performance Disclosure
Name	ARR (Annual Recurring Revenue)
Joshua G. James [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,847,800	$ 95,002	$ 8,007,285	$ 12,384,956
PEO Actually Paid Compensation Amount	$ 10,798,300	$ (18,141,098)	1,363,710	39,030,956
PEO Name	Joshua G. James	Joshua G. James
John Mellor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 827,312	$ 7,815,728	0	0
PEO Actually Paid Compensation Amount	$ (1,174,372)	$ 462,588	0	0
PEO Name	John Mellor	John Mellor
PEO | Joshua G. James [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,376,000)	$ 0	(7,478,400)	(11,388,000)
PEO | Joshua G. James [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,326,500	0	5,635,200	38,034,000
PEO | Joshua G. James [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(5,545,125)	0
PEO | Joshua G. James [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Joshua G. James [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	78,300	744,750	0
PEO | Joshua G. James [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(18,314,400)	0	0
PEO | Joshua G. James [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | John Mellor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,359,007)
PEO | John Mellor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,952,747
PEO | John Mellor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,884)	(2,162,188)
PEO | John Mellor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	466,764
PEO | John Mellor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,139)	(1,251,456)
PEO | John Mellor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,141,661)	0
PEO | John Mellor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,059,308)	(3,275,630)	(3,116,000)	(1,992,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,539,917	1,226,009	2,348,000	6,655,950
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(189,468)	(2,296,511)	(970,398)	962,955
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,367	574,825	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,434)	(880,360)	228,770	782,636
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0